Significant Differences Between United States Federal Statutory Tax Rate and Company's Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012		Apr. 02, 2011		Apr. 03, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Federal tax at 35% statutory rate	35.00%		35.00%		35.00%
State and local income taxes, net of federal benefit	4.80%		7.10%		10.60%
Differences in tax effects on foreign income	(1.30%)		1.90%		(1.70%)
Foreign tax credit	(0.60%)		(1.10%)		0.00%
Reserve for potential witholding requirements	0.00%	[1]	0.10%	[1]	(15.20%)	[1]
Liability for uncertain tax positions	0.20%		0.30%		0.50%
Effect of changes in valuation allowances on deferred tax assets	1.80%		2.50%		(1.40%)
Other	0.90%		(0.20%)		0.80%
Effective Income Tax Rate, Continuing Operations, Total	40.80%		45.60%		28.60%

[1]	During Fiscal 2010, as a result of the reorganization of certain of the Company's international operations, certain withholding tax requirements were eliminated and the related deferred tax liability previously required to be recognized of approximately $8.4 million was reversed.